Non-Current Assets - Plant and Equipment	12 Months Ended
Jun. 30, 2021
Statement [LineItems]
Non-Current Assets - Plant and Equipment
NOTE 11.
NON-CURRENT
ASSETS – PLANT AND EQUIPMENT

	Plant and Equipment A$	Computers A$	Furniture and fittings A$	Total A$
At June 30, 2019
Cost or fair value	548,380	73,966	22,049	644,395
Accumulated depreciation	(523,751)	(58,062)	(9,632)	(591,445)

Net book amount	24,629	15,904	12,417	52,950

Fiscal Year ended June 30, 2020
Opening net book amount	24,629	15,904	12,417	52,950
Exchange differences	(431)	338	152	59
Additions	7,705	11,643	—	19,348
Disposals	—	(450)	—	(450)
Depreciation charge	(7,434)	(10,318)	(4,799)	(22,551)

Closing net book amount	24,469	17,117	7,770	49,356

At June 30, 2020
Cost or fair value	557,872	85,738	22,258	665,868
Accumulated depreciation	(533,403)	(68,621)	(14,488)	(616,512)

Net book amount	24,469	17,117	7,770	49,356

Fiscal Year ended June 30, 2021
Opening net book amount	24,469	17,117	7,770	49,356
Exchange differences	(737)	(207)	(447)	(1,391)
Additions	552	15,049	—	15,601
Disposals	—	—	—	—
Depreciation charge	(8,363)	(9,799)	(4,513)	(22,675)

Closing net book amount	15,921	22,160	2,810	40,891

At June 30, 2021
Cost or fair value	549,961	98,985	21,552	670,498
Accumulated depreciation	(534,040)	(76,825)	(18,742)	(629,607)

Net book amount	15,921	22,160	2,810	40,891